Cash Flow Information	12 Months Ended
Jun. 30, 2021
Disclosure Of Cash Flow Information Explanatory [Abstract]
Cash Flow Information

Note 18. Cash Flow Information

(a)	Reconciliation of cash flow from operations with loss after income tax

	30 June 2021 A$	30 June 2020 A$	30 June 2019 A$

Net Loss for the Year	(8,384,465)	(2,927,206)	(4,656,421)

Adjustments for
Depreciation expense	43,662	44,056	5,287
Distribution costs	-	70,000	70,000
Expected credit losses	(30,055)	(3,991)	34,046
Finance costs	13,761	21,631	—
Finance income	(9,204)	-	(39)
Leave provision expense	53,610	19,717	4,580
Share-based payments (income)/expenses	2,116,013	(533,912)	1,343,500
Unrealized net foreign currency gains	592,243	(18,883)	(62,015)
Change in operating assets and liabilities:
Add decrease in trade and other receivables	23,037	641,236	680,337
Add (increase) / decrease in inventories	960,920	(113,635)	263,365
Add (increase) / decrease in other operating assets	(45,065)	16,096	92,510
Add (decrease) / increase in trade and other payables	586,796	(362,437)	426,271
	(4,078,747)	(3,147,328)	(1,798,579)

(b)	Non-cash financing and investing activities

See note 19 for details regarding issues of options to employees and for details surrounding the issue of shares to suppliers.